Property, plant and equipment (Interest capitalization) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment .
Interest expense arising on borrowings	¥ 1,299	¥ 928
Weighted average capitalisation rate	3.85%	4.12%